Stockholders' Equity and Regulatory Capital - Summary of Bank's Regulatory Capital Levels (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Total capital (to risk-weighted assets), Actual, Amount	$ 376,343	$ 353,386
Tier 1 capital (to risk-weighted assets), Actual, Amount	363,956	342,490
Core (Tier 1) capital (to adjusted total assets), Actual, Amount	363,956	342,490
Tangible capital (to adjusted total assets), Actual, Amount	363,956	342,490
Total capital (to risk-weighted assets), Actual, Ratio	20.45%	21.77%
Tier 1 capital (to risk-weighted assets), Actual, Ratio	19.78%	21.10%
Core (Tier 1) capital (to adjusted total assets), Actual, Ratio	10.75%	11.32%
Tangible capital (to adjusted total assets), Actual, Ratio	10.75%	11.32%
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	147,232	129,850
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	73,616	64,925
Core (Tier 1) capital (to adjusted total assets), For Capital Adequacy Purposes, Amount	135,420	121,054
Tangible capital (to adjusted total assets), For Capital Adequacy Purposes, Amount	50,783	45,395
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Core (Tier 1) capital (to adjusted total assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tangible capital (to adjusted total assets), For Capital Adequacy Purposes, Ratio	1.50%	1.50%
Total capital (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	184,040	162,313
Tier 1 capital (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	110,424	97,388
Core (Tier 1) capital (to adjusted total assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	169,275	151,317
Tangible capital (to adjusted total assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 0	$ 0
Total capital (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Core (Tier 1) capital (to adjusted total assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to adjusted total assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	0.00%	0.00%